Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	₩ 21,113	₩ 19,623
Other demand deposits	1,906,248	1,825,751
Short-term deposits, classified as cash equivalents	1,063,290	407,921
Short-term investments, classified as cash equivalents	244,129	381,943
Total cash and cash equivalents	₩ 3,234,780	₩ 2,635,238	₩ 2,029,584	₩ 1,810,129